other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2023
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2023	2022
Contract liabilities	24	$84	$82
Other		2	2
Deferred revenues		86	84
Pension benefit liabilities	15	453	392
Other post-employment benefit liabilities		76	68
Derivative liabilities	4(h)	191	24
Investment in real estate joint ventures	21(a)	—	9
Other		57	53
		863	630
Deferred customer activation and connection fees	24	4	6
		$867	$636